Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
VAT recoverable	3,182	6,754	1,036
Prepaid expense	5,021	6,919	1,060
Other receivables	3,354	80	12
Subtotal:	11,557	13,753	2,108
Less: allowance for doubtful accounts	-	-	-
Prepaid expenses and other current assets, net	11,557	13,753	2,108

An analysis of the allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Balance, beginning of year	-	-	-	-
Additions	-	20	-	-
Write off	-	(20)	-	-
Balance, end of year	-	-	-	-